Subsequent Events (Details)	0 Months Ended		1 Months Ended				0 Months Ended
	Apr. 29, 2013 Weibo Alibaba	Apr. 11, 2014 Subsequent Event USD ($)	Apr. 30, 2014 Subsequent Event USD ($) notice	Apr. 30, 2014 Subsequent Event CNY	Apr. 30, 2014 Subsequent Event Minimum	Apr. 30, 2014 Subsequent Event Maximum	Apr. 22, 2014 Subsequent Event Ali WB Class A ordinary shares	Apr. 28, 2014 Subsequent Event Weibo Class A ordinary shares	Apr. 22, 2014 Subsequent Event Weibo Class A ordinary shares	Apr. 17, 2014 Subsequent Event Weibo Class A ordinary shares	Apr. 22, 2014 Subsequent Event Weibo Class A ordinary shares USD ($)	Mar. 28, 2014 Subsequent Event Weibo Class A ordinary shares vote	Mar. 28, 2014 Subsequent Event Weibo Class B ordinary shares vote	Apr. 22, 2014 Subsequent Event Weibo ADS	Apr. 28, 2014 Subsequent Event Weibo Ali WB	Apr. 22, 2014 Subsequent Event Weibo Ali WB Class A ordinary shares	Apr. 22, 2014 Subsequent Event Weibo Ali WB ADS	Mar. 28, 2014 Subsequent Event Weibo 2014 Plan	Apr. 28, 2014 Subsequent Event Weibo	Mar. 14, 2014 Subsequent Event Weibo Alibaba
Subsequent Events
Percentage of ownership interest in subsidiary to be reached if fully exercised	30.00%																			30.00%
Number of shares funded from the 2010 Share Incentive Plan																		5,647,872
One-time percentage increase on January 1, 2015 for maximum aggregate number of shares which may be issued																		10.00%
Term of share incentive plan																		10 years
Number of votes each share is entitled to												1	3
Number of ordinary shares authorized to be repurchased under new share repurchase program		$ 500,000,000
Number of shares issued									2,520,000	16,800,000	19,320,000			19,320,000
Number of ordinary shares converted into from conversion of preferred shares upon completion of the offering										30,046,154
Net proceeds from issuance of Class A ordinary shares											306,500,000
Number of shares issued in IPO allotted to Ali WB																	6,000,000
Number of shares issued in private placement offering to Ali WB							21,100,000									2,900,000
Number of shares from the Company								2,900,000
Percentage of Weibo's shares to be held by Sina subsequent to the IPO and private placement transactions																			58.00%
Percentage of Weibo's shares held by Ali WB subsequent to the IPO and private placement transactions															32.00%
Number of notices received from Beijing Municipal Cultural Market Administrative Law Enforcement			3	3
Revenues derived from alleged violation relating to reading channel, determined by authority			$ 82,029	508,581
Multiple expected to be applied to revenues derived from the alleged violation					5	10